Accounting Changes - Schedule of Loan Portfolio Classified as Loans and Accounts Receivable at Amortized Cost (Detail) $ in Millions	Jan. 01, 2018 CLP ($)
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	$ 20,143,785
Restatement of the prior year	0
Balances as of December 31, 2018	20,143,785
Individually Evaluated [Member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	16,952,234
Restatement of the prior year	0
Balances as of December 31, 2018	16,952,234
Individually Evaluated [Member] | Financial Instrument Initial Recognition of Credit Impaired [Member] | 12-month expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	12,409,654
Restatement of the prior year	0
Balances as of December 31, 2018	12,409,654
Individually Evaluated [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	3,813,662
Restatement of the prior year	0
Balances as of December 31, 2018	3,813,662
Individually Evaluated [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	728,918
Restatement of the prior year	0
Balances as of December 31, 2018	728,918
Group [Member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	3,191,551
Restatement of the prior year	0
Balances as of December 31, 2018	3,191,551
Group [Member] | Financial Instrument Initial Recognition of Credit Impaired [Member] | 12-month expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	962,263
Restatement of the prior year	0
Balances as of December 31, 2018	962,263
Group [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	1,776,783
Restatement of the prior year	0
Balances as of December 31, 2018	1,776,783
Group [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	452,505
Restatement of the prior year	0
Balances as of December 31, 2018	$ 452,505